Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (13,076,854)	$ (7,076,609)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	183,196	12,473
Stock based compensation	1,513,584	792,808
Amortization of debt discount	1,093,371	$ 26,755
Loss on extinguishment of debt	635,986
Inducement fees	755,000	$ 2,212,538
Non - cash inventory charges	999,124
Amortization of deferred debt issuance costs	35,683
Unrealized gain on change in fair value of derivative liabilities	(444,728)	$ (412,763)
Realized gain on change in fair value of derivative liabilities	(47,242)
Stock issued related to waiver of installment provisions	139,921
Other	69,850
Changes in operating assets and liabilities:
Inventory	(2,407,522)	$ (353,011)
Prepaid expenses and other current assets	400,497	(910,911)
Accounts payable	1,352,881	268,106
Accrued expenses	306,451	141,013
Customer deposits	(129,870)	138,599
Total Adjustments	4,456,182	1,915,607
Net Cash Used in Operating Activities	(8,620,672)	(5,161,002)
Cash flows from Investing Activities
Restricted cash	(1,506,514)	(28,439)
Purchase of equipment	(381,767)	(137,953)
Net Cash Used in Investing Activities	(1,888,281)	(166,392)
Cash flows from Financing Activities
Proceeds received in connection with issuance of common stock and warrants, net	$ 5,114,353	$ 5,754,035
Proceeds received in connection with issuance of common stock, net
Proceeds from convertible notes payable	$ 2,962,304
Proceeds received in connection with exercise of warrants	$ 650,000	$ 1,470,000
Proceeds received in connection with issuance of warrants		1,020
Net Cash Provided by Financing Activities	$ 8,726,657	7,225,055
Net (Decrease) Increase in Cash	(1,782,296)	1,897,661
Cash - Beginning of Year	2,201,287	303,626
Cash - End of Year	$ 418,991	$ 2,201,287
Cash paid during the periods for:
Interest
Taxes	$ 1,000
Non-cash financing activities:
Equipment purchases on payment terms	18,420
Fees incurred in connection with equity offerings	$ 222,453
Recognition of liability in connection with warrant exercise		$ 3,450,976
Reclassification of warrant liability to additional paid-in capital in connection with warrant modification		4,589,734
Issuance of common stock in connection with accelerated installments of note payable	$ 350,000	171,485
Reclassification of conversion feature liability in connection with note conversion		98,722
Retirement of common stock by officers		$ 68
Commitment shares issued in connection with December 8, 2015 notes	$ 333,000
Additional convertible notes issued in connection with exchange of April 24, 2015 notes for December 8, 2015 notes	$ 500,000